Impairment of assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Impairment of assets

13.   Impairment of assets

The Group’s cash-generating units (CGUs) are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the CGU is estimated. The recoverable amount of the CGU is its fair value less cost of disposal. At 31 December 2020, no impairment test has been carried out since there was no indication of impairment in any of the Group’s CGUs.